Leases - Summary of Components of Lease Cost (Details) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Leases [Abstract]
Operating lease cost	₨ 540	$ 7.2
Short-term lease cost	15	0.2
Total lease cost	₨ 555	$ 7.4